Trade receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	Trade receivables
Trade receivables and other assets are initially recognized at fair value.
The carrying amount of trade receivables is reduced through an allowance for doubtful account. When a trade receivable is considered uncollectible, it is written off against this allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the profit or loss.
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise when the Group provides money, goods, or services directly to a debtor with no intention of trading the receivable.
They are included in current assets, except those with maturities beyond 12 months after the balance sheet date. These are classified as non-current assets. Loans and receivables are classified as “trade receivables and other assets” in the balance sheet.
Trade receivables include the following:

€ in thousand	As at December 31,
	2022	2021
Trade receivables	23,997	44,030
Less: loss allowance of receivables	(84)	(17)
TRADE RECEIVABLES, NET	23,912	44,013
In 2022 and 2021, no material impairment losses were recognized. As at December 31, 2022, the amount of trade receivables past due amounted to €4.4 million (2021: €21.2 million). The trade receivables past due in 2021 mainly related to accounts receivable due from governmental authorities (with credit ratings of A+), mainly related to the APA with the EC.
In the month of January 2023 this amount of trade receivables past due of €4.4 million was lowered by €2.7 million due to payments received that month.
Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
As at December 31, 2022, trade receivables included €23.9 million (December 31, 2021: €40.9 million) of receivables from contracts with customers.